Income Tax (Restated): (Tables)	6 Months Ended
Jun. 30, 2018
Income Tax (Restated): (Tables) [Abstract]
Income tax expense	<!--DOCTYPE html PUBLIC "-//W3C//DTD XHTML 1.0 Transitional//EN" "http://www.w3.org/TR/xhtml1/DTD/xhtml1-transitional.dtd" --> Income tax expense for the six months ended June 30, 2018 and 2017 differs from the amount that would result from applying Canadian tax rates to net income before taxes. These differences result from the items noted below: <table border="0" cellpadding="0" cellspacing="0" style="border-collapse:collapse;margin-left:.5in;width:473.399963pt;"> <tr> <td valign="top" width="51%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td colspan="2" valign="top" width="25%" style="padding:0in 5.4pt 0in 5.4pt;"> 2018 </td> <td colspan="2" valign="top" width="24%" style="padding:0in 5.4pt 0in 5.4pt;"> 2017 </td> </tr> <tr> <td valign="top" width="51%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td colspan="2" valign="top" width="25%" style="padding:0in 5.4pt 0in 5.4pt;"> (Restated) </td> <td colspan="2" valign="top" width="24%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="51%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;"> Amount </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;"> % </td> <td valign="top" width="16%" style="padding:0in 5.4pt 0in 5.4pt;"> Amount </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;"> % </td> </tr> <tr> <td valign="top" width="51%" style="padding:0in 5.4pt 0in 5.4pt;"> Income tax expense based on Canadian tax rates </td> <td valign="top" width="17%" style="border-top:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;"> $ 19,145,619 </td> <td valign="top" width="8%" style="border-top:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;"> 25 </td> <td valign="top" width="16%" style="border-top:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;"> $ 15,846,048 </td> <td valign="top" width="8%" style="border-top:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;"> 25 </td> </tr> <tr> <td valign="top" width="51%" style="padding:0in 5.4pt 0in 5.4pt;"> Increase (decrease) due to: </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="16%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="51%" style="padding:0in 5.4pt 0in 5.4pt;">  Different tax rates on foreign subsidiaries </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;"> (3,434,408) </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;"> (4) </td> <td valign="top" width="16%" style="padding:0in 5.4pt 0in 5.4pt;"> 9,251,553 </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;"> 15 </td> </tr> <tr> <td valign="top" width="51%" style="padding:0in 5.4pt 0in 5.4pt;">  Non-deductible expenses </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;"> 47,326 </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;"> - </td> <td valign="top" width="16%" style="padding:0in 5.4pt 0in 5.4pt;"> 2,217,385 </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;"> 3 </td> </tr> <tr> <td valign="top" width="51%" style="padding:0in 5.4pt 0in 5.4pt;">  Withholding tax </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;"> 759,062 </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;"> 1 </td> <td valign="top" width="16%" style="padding:0in 5.4pt 0in 5.4pt;"> - </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;"> - </td> </tr> <tr> <td valign="top" width="51%" style="padding:0in 5.4pt 0in 5.4pt;">  Change in valuation allowance and other </td> <td valign="top" width="17%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> (3,994,334) </td> <td valign="top" width="8%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> (5) </td> <td valign="top" width="16%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> (11,467,382) </td> <td valign="top" width="8%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> (18) </td> </tr> <tr> <td valign="top" width="51%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="border-bottom:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;"> $ 12,523,265  </td> <td valign="top" width="8%" style="border-bottom:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;"> 16 </td> <td valign="top" width="16%" style="border-bottom:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;"> $ 15,847,604 </td> <td valign="top" width="8%" style="border-bottom:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;"> 25 </td> </tr> </table>
Net deferred income tax liability	<!--DOCTYPE html PUBLIC "-//W3C//DTD XHTML 1.0 Transitional//EN" "http://www.w3.org/TR/xhtml1/DTD/xhtml1-transitional.dtd" --> The Company recorded income tax expense of $12.5 million and $15.8 million for the six months ended June 30, 2018 and 2017, respectively. We have recorded a valuation allowance to reflect the estimated amount of the deferred tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for deferred tax assets may be reduced in the near term if our estimate of future taxable income changes. The components of the Canadian and U.S. deferred income tax assets and liabilities as of June 30, 2018 and December 31, 2017 were as follows: <table border="0" cellpadding="0" cellspacing="0" style="border-collapse:collapse;margin-left:.5in;width:446.399963pt;"> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td colspan="4" valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> June 30, </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;"> December 31, </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="7%" style="border-bottom:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="border-bottom:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;"> 2018 (Restated) </td> <td valign="top" width="8%" style="border-bottom:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="border-bottom:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;"> 2017 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.75pt 0in 0in;"> Deferred income tax assets </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;"> Net operating loss carry forwards </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 34,720,324 </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;"> 35,964,366 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;"> Property, Plant and Equipment </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 3,227,410 </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;"> 3,227,745 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;"> Capital loss carry forwards </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 1,466,726 </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;"> 1,478,385 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;"> Other </td> <td valign="top" width="7%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 157,501 </td> <td valign="top" width="8%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 204,209 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 39,571,961 </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;"> 40,874,705 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;"> Valuation allowance </td> <td valign="top" width="7%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> (35,506,531) </td> <td valign="top" width="8%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> (40,662,538) </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;">  4,065,430 </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;">  212,167 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.75pt 0in 0in;"> Deferred income tax liabilities </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;"> Cash held in trust </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> (6,801,510) </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;"> (18,585,000) </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;"> Other </td> <td valign="top" width="7%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> (27,213) </td> <td valign="top" width="8%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> (29,650) </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.75pt 0in 0in;"> Net deferred income tax liability </td> <td valign="top" width="7%" style="border-bottom:double windowtext 2pt;padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="18%" style="border-bottom:double windowtext 2pt;padding:0in 5.4pt 0in 5.4pt;"> (2,763,293) </td> <td valign="top" width="8%" style="border-bottom:double windowtext 2pt;padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="17%" style="border-bottom:double windowtext 2pt;padding:0in 5.4pt 0in 5.4pt;"> (18,402,483) </td> </tr> </table>
Loss Carryforwards	<!--DOCTYPE html PUBLIC "-//W3C//DTD XHTML 1.0 Transitional//EN" "http://www.w3.org/TR/xhtml1/DTD/xhtml1-transitional.dtd" --> At June 30, 2018, we had the following Canadian tax loss carry forwards. Amounts are in U.S. dollars.   <table border="0" cellpadding="0" cellspacing="0" style="border-collapse:collapse;margin-left:.5in;width:422.099976pt;"> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="bottom" width="22%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> Expires </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 1,988,836 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2026 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 3,691,021 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2027 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 14,068,491 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2028 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 13,332,813 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2029 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 16,471,949 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2030 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 18,444,769 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2031 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 5,351,036 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2032 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 6,881,259 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2033 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 9,913,925 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2034 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 12,867,492 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2035 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 15,299,043 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2036 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 18,726,192 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2037 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 1,844,469 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2038 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="border-bottom:double windowtext 2pt;padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="18%" style="border-bottom:double windowtext 2pt;padding:0in 5.4pt 0in 5.4pt;"> 138,881,295 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> </table>